Income Taxes - Movement of valuation allowance of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 55,997	$ 8,043	¥ 14,208	¥ 11,402
Additions	70,709	10,158	37,584	6,164
Increase from an acquired subsidiary	997	143	8,576
Reversals	(799)	(115)	(4,371)	(3,358)
Balance as of December 31,	¥ 126,904	$ 18,229	¥ 55,997	¥ 14,208